Government Grants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Government Grants
Government grants received	$ 4,111,000	$ 8,474,000	$ 9,095,000
Research and development expenses	1,054,000	4,556,000	15,515,000
Other income	3,134,000	1,434,000	318,000
Total government grants recognized	$ 4,188,000	$ 5,990,000	$ 15,833,000